Notes Payable	3 Months Ended
Mar. 31, 2021
Debt Disclosure [Abstract]
Notes Payable

Note 4.  Notes Payable

Notes Payable

On January 15, 2020, the Company converted $20,000 in advances from a third party into a promissory note. The unsecured note bears an interest rate of 8% and matures on January 15, 2021. On February 16, 2021, the Company settled the $20,000 promissory note and $1,745 of accrued interest and issued 217,447 shares of common stock as consideration for the debt settlement. As a result, the Company recognized a loss on settlement of debt of $76,107.

As of March 31, 2021 and December 31, 2020 the combined advances and notes payable totaled $215,900 and $235,900, respectively.